Marketable Securities (Tables)	12 Months Ended
Mar. 31, 2015
Marketable Securities [Abstract]
Schedule of Marketable Securities
	March 31,
	2014	2015

Cost	$5,982	$9,539

Market value	$5,303	$9,803